Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of significant accounting policies [Abstract]
Schedule Of Foreign Currency Translation

The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in shareholders' equity.

	December 31, 2011	December 31, 2012	December 31, 2013

Year end RMB: US$ exchange rate	6.3009	6.2855	6.0969
Period average RMB: US$ exchange rate	6.4614	6.3124	6.1956

Schedule Of Useful Lives

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years

Schedule Of Interest Expense

As a result of the total interest costs capitalized during the period, the interest expense for the years ended December 31, 2011, 2012 and 2013, was as follows:

	2011	2012	2013
	US$	US$	US$
Amortization of issuance cost related to other long term debt	319,779	319,779	640,565
Accretion of discount arising from warrants on Guaranteed Senior Secured Note	1,021,368	1,024,166	288,220
Interest expense on corporate aircraft capital lease	-	-	778,032
Interest on borrowings	25,174,427	18,359,710	36,515,162

Total interest costs	26,515,574	19,703,655	38,221,979
Less: total interest costs capitalized	(26,515,574)	(19,703,655)	(21,359,447)

Interest expense, net	-	-	16,862,532